INCOME TAX - Income tax benefit (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Current
Mainland China	¥ 52,582		¥ (464,340)	¥ 759,425
Non-Mainland China	1,170,249		144,468
Total Current income tax expense (benefit)	1,222,831		(319,872)	759,425
Deferred
Mainland China	(22,952,588)		(23,286,678)	(10,952,309)
Non-Mainland China	(1,253,834)
Total Deferred income tax benefit	(24,206,422)	$ (3,461,472)	(23,286,678)	(10,952,309)
Total	¥ (22,983,591)	$ (3,286,610)	¥ (23,606,550)	¥ (10,192,884)